SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE (Details) - USD ($)		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Other noncurrent assets:
Investment in equity securities ()		$ 1,507,177	[1]	$ 1,496,422	[2]	$ 218,556	[2]
Total financial assets		1,507,177		1,496,422		218,556
Liabilities
SAFE notes	[3]					5,212,200
Sponsor earnout shares ()		4,700	[4]	532,700	[4],[5]		[5]
Total financial liabilities		4,700		532,700		5,212,200
Fair Value, Inputs, Level 1 [Member]
Other noncurrent assets:
Investment in equity securities ()		1,507,177	[1]	1,496,422	[2]	218,556	[2]
Total financial assets		1,507,177		1,496,422		218,556
Liabilities
SAFE notes	[3]
Sponsor earnout shares ()			[4]		[4],[5]		[5]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Other noncurrent assets:
Investment in equity securities ()			[1]		[2]		[2]
Total financial assets
Liabilities
SAFE notes	[3]
Sponsor earnout shares ()			[4]		[4],[5]		[5]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Other noncurrent assets:
Investment in equity securities ()			[1]		[2]		[2]
Total financial assets
Liabilities
SAFE notes	[3]					5,212,200
Sponsor earnout shares ()		4,700	[4]	532,700	[4],[5]		[5]
Total financial liabilities		$ 4,700		$ 532,700		$ 5,212,200

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[3]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements of Legacy Stardust Power and notes thereto for the period March 16, 2023 (inception) to December 31, 2023, included in the Company’s Registration Statement on Form S-4/A filed with the SEC on May 8, 2024.
[4]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our unaudited condensed consolidated statements of operations.
[5]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our consolidated statements of operations.